                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/15/01
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Bremer Trust, National Association
            ------------------------------------------
Address:    4150--2nd St. S., P.O. Box 986
            ------------------------------------------
            St. Cloud, MN 56302-0986
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-7722
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David J. Erickson
          --------------------------------------------
Title:    Vice President, Investments
          --------------------------------------------
Phone:    (320) 255-7174
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ David J. Erickson V.P.  St. Cloud, MN                            5/14/01
--------------------------  -----------------------------------   --------------
[Signature]                        [City, State]                    [Date]

Report Type (Check only one.):

[  ]      13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                113
                                              -----------------------

Form 13F Information Table Value Total:      $     181,575
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:                         0


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

Page 1 of 7                   Name of Reporting Manager:  Bremer Trust, N.A.

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      Column 1       Column 2    Column 3    Column 4   Column 5           Column 6           Column 7          Column 8
   Name of Issuer    Title of  CUSIP Number   Fair     # of Shares  Investment Discretion       Other     Voting Authority (Shares)
                      Class                   Market                                          Managers
                                              Value
                                              (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 (a) Sole (b) Shared (c)Shared         (a) Sole  (b) Shared (c) None
                                                                                        Other
------------------------------------------------------------------------------------------------------------------------------------
ADC                      Com   000886101       973      114,430   102,040      300    12,090            114,430       0         0
Telecommunications
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AFLAC Inc                Com   001055102     2,685       97,500    97,052      448         0             97,500                 0
------------------------------------------------------------------------------------------------------------------------------------

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Abercrombie & Fitch      CLA   031162100     2,067       63,200    63,200                  0             63,200                 0
------------------------------------------------------------------------------------------------------------------------------------

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Abbott Labs              Com   002824100       629       13,320    11,470              1,850             13,170               150
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AT & T Corp              Com   001957109     1,745       81,926    71,335    4,540     6,051             81,333               593
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AEGON NV                 ADR   007924103     1,460       36,208    35,685                523             36,208
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America On-Line          Com   02364J104     1,104       52,852    42,197    1,955     8,700             52,677               175
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American Home Prods      Com   026609107       494        8,409     3,400              5,009              8,409                 0
Corp
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Allete                   Com   018522102     1,637       63,409    62,709      700         0             63,409                 0
------------------------------------------------------------------------------------------------------------------------------------

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American Int'l Group
Inc                      Com   026874107     3,043       37,796    32,144              5,652             37,796                 0
------------------------------------------------------------------------------------------------------------------------------------

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American Pwr             Com   029066107       974       75,524    74,824      200       500             75,524                 0
Conversion Corp
------------------------------------------------------------------------------------------------------------------------------------

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Allstate                 Com   020011101       461       10,986     9,562              1,424             10,986                 0
------------------------------------------------------------------------------------------------------------------------------------

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Amgen                    Com   031162100     1,888       31,370    30,820       50       500             31,370                 0
------------------------------------------------------------------------------------------------------------------------------------

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AON Corp                 Com   037389103       267        7,534     7,534                  0              7,534                 0
------------------------------------------------------------------------------------------------------------------------------------

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Agilent                  Com   00846U101       402       13,067    10,742       70     2,255             12,917               150
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ATMEL Corp               Com   049513104     2,565      261,470   260,770      300       400            261,470                 0
------------------------------------------------------------------------------------------------------------------------------------

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Automatic Data Process   Com   053015103       211        3,875     1,350              2,525              3,750               125
------------------------------------------------------------------------------------------------------------------------------------

Page 2 of 7                   Name of Reporting Manager:  Bremer Trust, N.A.

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      Column 1       Column 2    Column 3    Column 4   Column 5           Column 6           Column 7          Column 8
   Name of Issuer    Title of  CUSIP Number   Fair     # of Shares  Investment Discretion       Other     Voting Authority (Shares)
                      Class                   Market                                          Managers
                                              Value
                                              (000)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Avon Products Inc        Com   054303102     1,442       36,050    35,850      200                       36,050                 0
------------------------------------------------------------------------------------------------------------------------------------

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BP Amoco PLC             ADR   055622104     1,226       24,700    21,861              2,839             24,700                 0
------------------------------------------------------------------------------------------------------------------------------------

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Bellsouth Corp           Com   079860102       449       10,974     6,674    2,222     2,078             10,974                 0
------------------------------------------------------------------------------------------------------------------------------------

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Best Buy                 Com   086516101     1,274       35,430    34,230      600       600             34,830               600
------------------------------------------------------------------------------------------------------------------------------------

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Boeing Co                Com   097023105     1,938       34,786    34,494      200        92             34,786
------------------------------------------------------------------------------------------------------------------------------------

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Bristol Myers Squibb Co  Com   110122108       730       12,296     4,826    1,000     6,470             12,296
------------------------------------------------------------------------------------------------------------------------------------

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Carnival Corp            Com   143658102     1,961       70,888    70,888                                70,888
------------------------------------------------------------------------------------------------------------------------------------

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CVS                      Com   126650100     2,069       35,370    35,370                                35,370
------------------------------------------------------------------------------------------------------------------------------------

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Chevron Corp             Com   166751107       853        9,713     7,997              1,716              9,713
------------------------------------------------------------------------------------------------------------------------------------

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Cisco Systems Inc        Com   17275R102     2,256      142,654   115,952    1,692    25,010            141,174             1,480
------------------------------------------------------------------------------------------------------------------------------------

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Citigroup Inc            Com   172967101     2,872       56,336    52,164    2,382     1,790             56,211               125
------------------------------------------------------------------------------------------------------------------------------------

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Coca-Cola                Com   191216100       588       13,029     9,290    2,450     1,289             13,029
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Cognos Inc               Com   1924C109        695       43,100    43,100                                43,100
------------------------------------------------------------------------------------------------------------------------------------

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Colgate Palmolive Co     Com   194162103     1,921       34,760    33,160              1,600             34,760
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Communication Sys Inc    Com   203900105       885      104,135   104,135                               104,135
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Compaq Computers Corp    Com   2044912109      486       26,685     2,100      400    24,185             26,185               500
------------------------------------------------------------------------------------------------------------------------------------

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Computer Assoc Int'l
Inc                      Com   204912109     1,441       52,775    51,716              1,059             52,775
------------------------------------------------------------------------------------------------------------------------------------

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Concord EFS              Com   206197105     1,677       41,460    41,100                360             41,460
------------------------------------------------------------------------------------------------------------------------------------

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Deere & Co               Com   244199105       285        7,852     7,710       50        92              7,852
------------------------------------------------------------------------------------------------------------------------------------

Page 3 of 7                   Name of Reporting Manager:  Bremer Trust, N.A.

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      Column 1       Column 2    Column 3    Column 4   Column 5           Column 6           Column 7          Column 8
   Name of Issuer    Title of  CUSIP Number   Fair     # of Shares  Investment Discretion       Other     Voting Authority (Shares)
                      Class                   Market                                          Managers
                                              Value
                                              (000)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp       Com   247025109     1,532       59,629    10,735      384    48,510             59,629
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Disney Walt Co           Com   254687106     2,036       71,200    64,888      265     6,047             70,975               225
------------------------------------------------------------------------------------------------------------------------------------

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Dominion Res. Inc.       Com   257464109       342        5,305     2,397    2,908                        5,305
------------------------------------------------------------------------------------------------------------------------------------

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Dover Corp               Com   260003108     1,273       35,430    35,430                                35,430
------------------------------------------------------------------------------------------------------------------------------------

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Dupont EI DeNemours
& Co                     Com   263534109       207        5,087     4,056      360       671              5,087
------------------------------------------------------------------------------------------------------------------------------------

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Ecolab Inc               Com   278865100       512       12,080    11,080              1,000             12,080
------------------------------------------------------------------------------------------------------------------------------------

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El Paso Energy Corp Del  Com   283905107     2,456       37,598    37,226                372             37,598
------------------------------------------------------------------------------------------------------------------------------------

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Emerson Electric Co      Com   291011104     1,216       19,615    19,365                250             19,615
------------------------------------------------------------------------------------------------------------------------------------

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Enron Corp               Com   293561106     3,218       55,385    40,358             15,027             55,385
------------------------------------------------------------------------------------------------------------------------------------

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Equifax Inc              Com   294429105     1,400       44,800    44,800                                44,800
------------------------------------------------------------------------------------------------------------------------------------

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Exxon Mobil              Com   30231g102     4,400       74,319    45,887    2,069    26,363             54,319            20,000
------------------------------------------------------------------------------------------------------------------------------------

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FED EX Corp              Com   31304N107     1,770       42,475    42,275                200             42,475
------------------------------------------------------------------------------------------------------------------------------------

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FPL Group Inc            Com   302571104       283        4,609     3,809                800              4,609
------------------------------------------------------------------------------------------------------------------------------------

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Federal Home Ln Mtg
Corp                     Com   313400301     2,133       32,905    32,305                600             32,905
------------------------------------------------------------------------------------------------------------------------------------

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Federal Nat'l Mtg Assn   Com   313586109     1,203       15,115    14,155                960             15,115
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First Data Corp          Com   319963103     1,087       18,200    18,200                                18,200
------------------------------------------------------------------------------------------------------------------------------------

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Fleet Boston Financial   Com   339030108       381       10,100       100             10,000             10,100
------------------------------------------------------------------------------------------------------------------------------------

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Ford Motor Co Del        Com   345370100       373       13,272     5,318              7,954             13,272
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

Page 3 of 7                   Name of Reporting Manager:  Bremer Trust, N.A.

------------------------------------------------------------------------------------------------------------------------------------
      Column 1       Column 2    Column 3    Column 4   Column 5           Column 6           Column 7          Column 8
   Name of Issuer    Title of  CUSIP Number   Fair     # of Shares  Investment Discretion       Other     Voting Authority (Shares)
                      Class                   Market                                          Managers
                                              Value
                                              (000)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
G & K Services Inc       CLA   361268105       232       11,642     4,000              7,642             11,642
------------------------------------------------------------------------------------------------------------------------------------

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Gap Inc Del              Com   364760108       725       30,550    30,550                                30,550
------------------------------------------------------------------------------------------------------------------------------------

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General Electric Co      Com   369604103     6,541      156,276   121,507      180    34,589            154,776             1,500
------------------------------------------------------------------------------------------------------------------------------------

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Hector Com Co            Com   422730101       534       53,639    53,639                                53,639
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Hewlett Packard          Com   428236103     1,200       38,390    28,645      370     9,375             38,190               200
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Home Dept                Com   437076102       371        8,612     3,500      100     5,012              8,612
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Ingersoll Rand Co        Com   456866102     2,525       63,587    40,919             22,668             63,587
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Intel Corp               Com   458140100     3,632      138,024    89,390    6,784    41,850            134,070             3,954
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International Business   Com   459200101     1,316       13,680    11,350    1,830       500             13,680
Machs
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Interpublic Group Cos    Com   460690100     1,938       56,410    54,910              1,500             56,410
Inc
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Intimate Brand Inc       CLA   461156101       824       56,070    53,970              2,100             56,070
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Investors Real Estate    TR    461730103     7,167      855,201   263,345   79,483   512,373            390,262       0   464,939
------------------------------------------------------------------------------------------------------------------------------------

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Johnson & Johnson        Com   478160104     2,021       23,110    18,825      150     4,135             23,110
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Kimberly Clark Corp      Com   494368103     2,755       40,616    40,566       50                       40,616
------------------------------------------------------------------------------------------------------------------------------------

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Lucent Technologics Inc  Com   549463107       587       58,849    51,288    2,822     4,739             58,649               200
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McDonalds Corp           Com   580135101     2,589       98,468    71,593      800    26,075             98,468
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Medtronic Inc            Com   585055106     8,592      167,838   148,985    8,562    10,291            167,688               150
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Merck & Co Inc           Com   589331107     4,308       56,755    30,450      250    26,055             56,680                75
------------------------------------------------------------------------------------------------------------------------------------

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Microsoft Corp           Com   594918104     3,003       54,917    41,045    3,400    10,472             54,817               100
------------------------------------------------------------------------------------------------------------------------------------

Page 4 of 7                   Name of Reporting Manager:  Bremer Trust, N.A.

------------------------------------------------------------------------------------------------------------------------------------
      Column 1       Column 2    Column 3    Column 4   Column 5           Column 6           Column 7          Column 8
   Name of Issuer    Title of  CUSIP Number   Fair     # of Shares  Investment Discretion       Other     Voting Authority (Shares)
                      Class                   Market                                          Managers
                                              Value
                                              (000)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Minnesota Mng & Mrg      Com   604059105     1,912       18,400     8,614    1,480     8,306             18,400
Co
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Morgan Stanley/Dean      Com   617446448       471        8,812     7,800              1,012              8,812
Witter & Co
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Motorola Inc             Com   620076109       760       53,296    47,460      500     5,336             52,746               550
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Nasdaq-100               Com   631100104       326        8,325     5,400    2,625       300              8,325
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North Dakota Hold        Com   628945107       378      503,815   263,612   19,711   220,492            464,258            39,557
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Novell                   Com   670006105       673      134,650    54,550             80,100            134,650
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Oracle Corp              Com   68389X105     1,991      132,890   131,215      275     1,400            132,790               100
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Otter Tail Power Co      Com   689648103       269        9,450     6,336    1,000     2,114              9,450
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PALM                     Com   696642107       363       43,208    41,300              1,908             43,208
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Parker Drilling          Com   701081101        80       12,575     3,416              9,159             12,575
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Pepsi-Cola Inc           Com   713448108     2,999       68,236    64,150    1,900     2,186             68,236
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Pfizer Inc               Com   717081103     3,141       76,711    64,426      454    11,831             76,711
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Pharmacia                Com   717130102       779       15,473    13,300      120     2,053             15,473
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Philip Morris            Com   718154103       302        6,365     3,725    1,000     1,640              6,265               100
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Pivotal                  Com   72501R106       228       20,000    20,000                                20,000
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Providian Finl Corp      Com   74406A102     2,168       44,232    44,232        0         0             44,232
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Proctor & Gamble         Com   742718109       369        5,900     2,100              3,800              5,900
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Qwest Com.               Com   749121109       533       15,207     9,927      971     4,309             14,621               586
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Rocky Mt. Energy         Com   774680102        36       32,000         0   32,000                       32,000
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

Page 6 of 7                   Name of Reporting Manager:  Bremer Trust, N.A.

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      Column 1       Column 2    Column 3    Column 4   Column 5           Column 6           Column 7          Column 8
   Name of Issuer    Title of  CUSIP Number   Fair     # of Shares  Investment Discretion       Other     Voting Authority (Shares)
                      Class                   Market                                          Managers
                                              Value
                                              (000)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SBC Communication Inc    Com   78387G103     2,754       61,700    54,103    4,232     3,365             61,232               468
------------------------------------------------------------------------------------------------------------------------------------

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St. Paul Cos Inc         Com   792860108       744       16,886    15,004      282     1,600             16,886
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Saks Inc                 Com   79377W108     2,277      175,145    12,497            162,648             17,762           157,383
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Charles Schwab Co        Com   808513105       785       50,880    50,880                                50,880
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Service Master Co        Com   81760N109       357       31,761    31,761        0         0             31,761
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Solectron                Com   834182107       725       38,160    38,160                                38,160
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Southern Co              Com   842587107       497       14,174    13,549                625             14,174
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Sun Microsystems         Com   866810104       347       22,555     2,950      280    19,325             22,555
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Target                   Com   87612E106     4,249      117,755   102,855             14,900            117,755
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Texas Instruments        Com   882508104       887       28,635    25,855      280     2,500             28,535               100
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Textron Inc              Com   883203101       546        9,600     9,600                  0              9,600
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Tricon Global            Com   895953107       225        5,889     4,775              1,114              5,889
Restaurants
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Tyco Int'l Ltd New       Com   902124106     3,055       70,664    59,937      125    10,602             70,664
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US Bancorp Del           Com   902973106     8,205      253,682   100,170   12,573   140,939            253,682
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Verizon                  Com   92343V104       819       16,618    11,695    3,099     1,824             16,318               300
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Viacom B                 Com   925524308     1,489       33,873    33,493      380         0             33,873
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Wal-Mart Stores Inc      Com   931142103     3,155       62,480    53,929    4,050     4,501             56,730             5,750
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Walgreen Co              Com   931422109     2,508       61,470    61,470                                61,470
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Wells Fargo & Co         Com   94974b101     3,152       63,707    50,881    3,951     8,875             63,557               150
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

Page 7 of 7                   Name of Reporting Manager:  Bremer Trust, N.A.

------------------------------------------------------------------------------------------------------------------------------------
      Column 1       Column 2    Column 3    Column 4   Column 5           Column 6           Column 7          Column 8
   Name of Issuer    Title of  CUSIP Number   Fair     # of Shares  Investment Discretion       Other     Voting Authority (Shares)
                      Class                   Market                                          Managers
                                              Value
                                              (000)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Worldcom                 Com   981570106     1,229       65,756    56,869              8,887             65,556               200
------------------------------------------------------------------------------------------------------------------------------------

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X-Cel Energy Com         Com   98387B100     1,457       48,409    32,021   13,002     3,386             48,409
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